Related parties transactions - Additional information (Details) - USD ($)	3 Months Ended	12 Months Ended
	Apr. 08, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Contract manufacturing revenues from former parent	$ 47,000,000	$ 47,000,000	$ 0	$ 0
Purchases from former parent	19,000,000	19,000,000	4,000,000	3,000,000
Services received, related party transactions	$ 40,000,000		553,000,000	535,000,000
Personnel compensation		24,100,000	$ 22,400,000	$ 16,900,000
Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Personnel compensation		$ 84,844